Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	106 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
PGIM Jennison Financial Services Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	43.30%	13.81%			8.62%
PGIM Jennison Financial Services Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	49.49%	14.22%			8.43%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	51.24%	14.80%			8.96%
PGIM Jennison Financial Services Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	52.09%	15.44%			9.56%
PGIM Jennison Financial Services Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	52.17%	15.50%	11.77%
PGIM Jennison Health Sciences Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	16.47%	10.79%			8.54%
PGIM Jennison Health Sciences Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	21.23%	11.16%			8.34%
PGIM Jennison Health Sciences Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	22.76%	11.66%			8.81%
PGIM Jennison Health Sciences Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	23.56%	12.36%			9.47%
PGIM Jennison Health Sciences Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	23.65%	12.46%		12.13%
PGIM Jennison Utility Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	31.91%	9.26%			8.22%
PGIM Jennison Utility Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	37.51%	9.68%			8.03%
PGIM Jennison Utility Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	39.23%	10.21%			8.55%
PGIM Jennison Utility Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	39.88%	10.85%			9.16%
PGIM JENNISON UTILITY FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	40.03%	10.88%	11.54%
Without Sales Load [Member] | PGIM Jennison Financial Services Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	51.64%	15.10%			9.23%
Without Sales Load [Member] | PGIM Jennison Financial Services Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	50.49%	14.22%			8.43%
Without Sales Load [Member] | PGIM Jennison Health Sciences Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	23.24%	12.05%			9.15%
Without Sales Load [Member] | PGIM Jennison Health Sciences Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	22.23%	11.16%			8.34%
Without Sales Load [Member] | PGIM Jennison Utility Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	39.58%	10.50%			8.83%
Without Sales Load [Member] | PGIM Jennison Utility Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	38.51%	9.68%			8.03%
S&P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Average Annual Return, Percent	33.87%	15.46%	13.33%	15.51%	13.10%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.67%		13.35%
S&P Composite 1500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Financials Index
Average Annual Return, Percent	45.97%	13.36%	10.36%		12.21%
S&P Composite 1500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Average Annual Return, Percent	14.69%	9.82%		11.36%	9.78%
S&P 500 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Average Annual Return, Percent	36.64%	9.12%	10.92%		9.71%